ENVIRONMENTAL LIABILITIES	12 Months Ended
Dec. 31, 2025
ENVIRONMENTAL LIABILITIES
ENVIRONMENTAL LIABILITIES

NOTE 22 — ENVIRONMENTAL LIABILITIES

The steel industry uses and generates substances that may damage the environment. The Company and its subsidiaries believe they are compliant with all the applicable environmental regulations in the countries where they operate. The Company’s management performs frequent analysis with the purpose of identifying potentially impacted areas and a liability is recorded based on the best estimate of costs for investigation, treatment and cleaning of potentially affected sites. The balances of the provisions are as follows:

	2025	2024
Provision for environmental liabilities	620,665	659,082
Current	382,800	245,429
Non-current	237,865	413,653